Accumulated Other Comprehensive Income (Loss) - Details about AOCI components (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	$ 104,076		$ 94,807		$ (28,187)
OTTI on investments	(10,266)		(54,301)		(174,102)
Operating Expenses	(1,213,178)		(1,173,955)		(1,083,917)
Exchange gains (losses) before tax	28,243		(10,545)		40,640
Amounts reclassified from AOCI	(85,692)		(9,038)		212,641
Provision for income tax	(77,505)		(34,028)		(59,707)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	(85,692)
Provision for income tax	5,171
Total amount reclassified from AOCI, net of tax	(80,521)
Unrealized Gains (Losses) on Investments (1)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	(130,236)
OTTI on investments	10,266
Amounts reclassified from AOCI	(119,970)	[1]	(81,679)	[1]	146,188	[1]
Provision for income tax	5,183
Total amount reclassified from AOCI, net of tax	(114,787)
OTTI Losses Recognized in AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	32,193		67,580		42,171
OTTI Losses Recognized in AOCI | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net realized gains (losses) on investments sold	26,160
OTTI on investments	6,033
Amounts reclassified from AOCI	32,193
Provision for income tax	(12)
Total amount reclassified from AOCI, net of tax	32,181
Foreign Currency Translation Adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	206		350		23,469
Foreign Currency Translation Adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Exchange gains (losses) before tax	206
Provision for income tax	0
Total amount reclassified from AOCI, net of tax	206
Underfunded Pension Liability
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	1,440		4,273		373
Underfunded Pension Liability | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating Expenses	1,440
Provision for income tax	0
Total amount reclassified from AOCI, net of tax	1,440
Cash Flow Hedge
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	439		438		440
Cash Flow Hedge | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amounts reclassified from AOCI	439
Provision for income tax	0
Total amount reclassified from AOCI, net of tax	$ 439

[1]	Amounts are net of cumulative adjustments recorded to the value of future policy benefit reserves of $44.7 million. These amounts were recorded during the year ended December 31, 2013.